RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors
Transactions with related parties
Remuneration	Rp 401	Rp 347	Rp 263
% of total expenses	0.40%	0.35%	0.28%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 164	Rp 140	Rp 108
% of total expenses	0.16%	0.14%	0.12%